Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision for income taxes for income from continuing operations

The provision for income taxes for income from continuing operations consists of the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current:
Federal	$23,020	$54,986	$93,543
State	7,601	11,208	13,577

	30,621	66,194	107,120

Deferred:
Federal	105,771	92,628	16,012
State	1,261	4,859	18,719

	107,032	97,487	34,731

Total provision for income taxes for income from continuing operations	$137,653	$163,681	$141,851

Differences between the statutory federal income tax rate and the effective tax rate

The following table reconciles the differences between the statutory federal income tax rate and the effective tax rate (dollars in thousands):

	Year Ended December 31,
	2011		2010		2009
	Amount	%	Amount	%	Amount	%
Provision for income taxes at statutory federal rate	$165,741	35.0%	$181,474	35.0%	$156,682	35.0%
State income taxes, net of federal income tax benefit	8,212	1.7	8,847	1.7	9,080	2.0
Release of unrecognized tax benefit	(6,509)	(1.3)	—	—	—	—
Net income attributable to noncontrolling interests	(26,486)	(5.6)	(23,960)	(4.6)	(22,006)	(4.9)
Change in valuation allowance	—	0.0	(910)	(0.2)	1,113	0.3
Federal and state tax credits	(3,788)	(0.8)	(2,246)	(0.4)	(4,241)	(0.9)
Deferred tax revaluation	—	—	—	—	(2,996)	(0.7)
Other	483	0.1	476	0.1	4,219	0.9

Provision for income taxes and effective tax rate for income from continuing operations	$137,653	29.1%	$163,681	31.6%	$141,851	31.7%

Components of deferred income taxes

	December 31,
	2011		2010
	Assets	Liabilities	Assets	Liabilities
Net operating loss and credit carryforwards	$140,825	$—	$131,093	$—
Property and equipment	—	727,366	—	685,089
Self-insurance liabilities	113,640	—	91,246	—
Intangibles	—	201,396	—	169,860
Investments in unconsolidated affiliates	—	62,112	—	48,353
Other liabilities	—	22,050	—	27,045
Long-term debt and interest	—	24,115	—	29,191
Accounts receivable	11,435	—	60,026	—
Accrued expenses	49,575	—	53,842	—
Other comprehensive income	128,170	—	156,597	—
Stock-based compensation	28,894	—	25,472	—
Deferred compensation	42,668	—	41,703	—
Other	57,158	—	24,963	—

	572,365	1,037,039	584,942	959,538
Valuation allowance	(150,254)	—	(126,644)	—

Total deferred income taxes	$422,111	$1,037,039	$458,298	$959,538

Reconciliation of the total amount of unrecognized tax benefit

The following is a tabular reconciliation of the total amount of unrecognized tax benefit for the years ended December 31, 2011, 2010 and 2009 (in thousands):

	Year Ended December 31,
	2011	2010	2009
Unrecognized tax benefit, beginning of year	$7,458	$9,234	$15,630
Gross (decreases) increases — purchase business combination	—	—	(4,173)
Gross increases — tax positions in prior period	349	70	—
Reductions — tax positions in prior period	(3,469)	(1,833)	—
Lapse of statute of limitations	(3,575)	—	(663)
Settlements	(134)	(13)	(1,560)

Unrecognized tax benefit, end of year	$629	$7,458	$9,234